Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues:
Revenues	¥ 3,413,176	$ 490,272	¥ 3,310,062	¥ 2,846,006
Less: VAT related surcharges	(21,364)	(3,069)	(20,454)	(19,098)
Net revenues	3,391,812	487,203	3,289,608	2,826,908
Operating cost and expenses:
Relationship manager compensation	(625,044)	(89,782)	(633,599)	(616,064)
Performance fee compensation	(31,283)	(4,494)	(21,175)	(11,291)
Other Compensation	(954,443)	(137,097)	(909,418)	(780,017)
Total compensation and benefits	(1,610,770)	(231,373)	(1,564,192)	(1,407,372)
Selling expenses	(331,346)	(47,595)	(412,720)	(320,462)
General and administrative expenses	(296,492)	(42,589)	(280,075)	(246,785)
Provision for doubtful accounts	(130,723)	(18,777)	688	(2,093)
Other operating expenses	(196,793)	(28,268)	(169,368)	(147,318)
Government subsidies	89,278	12,824	62,583	74,156
Total operating cost and expenses	(2,476,846)	(355,778)	(2,363,084)	(2,049,874)
Income (loss) from operations	914,966	131,425	926,524	777,034
One-time commissions
Revenues:
Revenues	931,668		1,027,993
Recurring service fees
Revenues:
Revenues	1,845,465		1,776,549
Performance-based income
Revenues:
Revenues	113,085		143,634
Other service fees
Revenues:
Revenues	522,958		361,886
Others
Revenues:
Revenues	1,761,947	253,088	1,731,852	1,427,684
Others | One-time commissions
Revenues:
Revenues	690,860	99,236	733,009	541,025
Others | Recurring service fees
Revenues:
Revenues	524,692	75,367	593,856	605,092
Others | Performance-based income
Revenues:
Revenues	23,437	3,367	43,101	86,494
Others | Other service fees
Revenues:
Revenues	522,958	75,118	361,886	195,073
Funds Gopher manages
Revenues:
Revenues	1,651,229	237,184	1,578,210	1,418,322
Funds Gopher manages | One-time commissions
Revenues:
Revenues	240,808	34,590	294,984	561,059
Funds Gopher manages | Recurring service fees
Revenues:
Revenues	1,320,773	189,717	1,182,693	802,761
Funds Gopher manages | Performance-based income
Revenues:
Revenues	89,648	$ 12,877	100,533	54,502
Wealth Management Business
Revenues:
Revenues	2,329,853		2,318,212	2,141,395
Less: VAT related surcharges	(10,574)		(12,206)	(15,128)
Net revenues	2,319,279		2,306,006	2,126,267
Operating cost and expenses:
Relationship manager compensation	(625,044)		(631,234)	(611,550)
Other Compensation	(607,336)		(534,516)	(463,370)
Total compensation and benefits	(1,232,380)		(1,165,750)	(1,074,920)
Selling expenses	(287,541)		(367,589)	(295,798)
General and administrative expenses	(194,908)		(164,802)	(146,122)
Provision for doubtful accounts	(121,572)
Other operating expenses	(103,846)		(54,291)	(77,490)
Government subsidies	58,704		53,620	49,008
Total operating cost and expenses	(1,881,543)		(1,698,812)	(1,545,322)
Income (loss) from operations	437,736		607,194	580,945
Wealth Management Business | One-time commissions
Revenues:
Revenues	928,061		1,024,323
Wealth Management Business | Recurring service fees
Revenues:
Revenues	1,155,450		1,136,010
Wealth Management Business | Performance-based income
Revenues:
Revenues	23,430		44,309
Wealth Management Business | Other service fees
Revenues:
Revenues	222,912		113,570
Wealth Management Business | Others
Revenues:
Revenues	1,454,910		1,459,346	1,271,977
Wealth Management Business | Others | One-time commissions
Revenues:
Revenues	688,652		731,424	539,938
Wealth Management Business | Others | Recurring service fees
Revenues:
Revenues	520,013		571,782	577,544
Wealth Management Business | Others | Performance-based income
Revenues:
Revenues	23,333		42,570	84,105
Wealth Management Business | Others | Other service fees
Revenues:
Revenues	222,912		113,570	70,390
Wealth Management Business | Funds Gopher manages
Revenues:
Revenues	874,943		858,866	869,418
Wealth Management Business | Funds Gopher manages | One-time commissions
Revenues:
Revenues	239,409		292,899	560,047
Wealth Management Business | Funds Gopher manages | Recurring service fees
Revenues:
Revenues	635,437		564,228	300,352
Wealth Management Business | Funds Gopher manages | Performance-based income
Revenues:
Revenues	97		1,739	9,019
Asset Management Business
Revenues:
Revenues	787,551		751,759	590,640
Less: VAT related surcharges	(3,971)		(3,228)	(2,599)
Net revenues	783,580		748,531	588,041
Operating cost and expenses:
Relationship manager compensation				(4)
Performance fee compensation	(31,283)		(21,175)	(11,291)
Other Compensation	(248,612)		(251,923)	(190,032)
Total compensation and benefits	(279,895)		(273,098)	(201,327)
Selling expenses	(26,661)		(22,200)	(9,271)
General and administrative expenses	(71,805)		(80,873)	(70,618)
Provision for doubtful accounts	(3,800)
Other operating expenses	(25,978)		(25,310)	(27,773)
Government subsidies	15,878		6,148	23,848
Total operating cost and expenses	(392,261)		(395,333)	(285,141)
Income (loss) from operations	391,319		353,198	302,900
Asset Management Business | One-time commissions
Revenues:
Revenues	3,607		3,670
Asset Management Business | Recurring service fees
Revenues:
Revenues	690,015		640,539
Asset Management Business | Performance-based income
Revenues:
Revenues	89,655		99,325
Asset Management Business | Other service fees
Revenues:
Revenues	4,274		8,225
Asset Management Business | Others
Revenues:
Revenues	11,265		32,415	41,736
Asset Management Business | Others | One-time commissions
Revenues:
Revenues	2,208		1,585	1,087
Asset Management Business | Others | Recurring service fees
Revenues:
Revenues	4,679		22,074	27,548
Asset Management Business | Others | Performance-based income
Revenues:
Revenues	104		531	2,389
Asset Management Business | Others | Other service fees
Revenues:
Revenues	4,274		8,225	10,712
Asset Management Business | Funds Gopher manages
Revenues:
Revenues	776,286		719,344	548,904
Asset Management Business | Funds Gopher manages | One-time commissions
Revenues:
Revenues	1,399		2,085	1,012
Asset Management Business | Funds Gopher manages | Recurring service fees
Revenues:
Revenues	685,336		618,465	502,409
Asset Management Business | Funds Gopher manages | Performance-based income
Revenues:
Revenues	89,551		98,794	45,483
Lending and Other Businesses
Revenues:
Revenues	295,772		240,091	113,971
Less: VAT related surcharges	(6,819)		(5,020)	(1,371)
Net revenues	288,953		235,071	112,600
Operating cost and expenses:
Relationship manager compensation			(2,365)	(4,510)
Other Compensation	(98,495)		(122,979)	(126,615)
Total compensation and benefits	(98,495)		(125,344)	(131,125)
Selling expenses	(17,144)		(22,931)	(15,393)
General and administrative expenses	(29,779)		(34,400)	(30,045)
Provision for doubtful accounts	(5,351)		688	(2,093)
Other operating expenses	(66,969)		(89,767)	(42,055)
Government subsidies	14,696		2,815	1,300
Total operating cost and expenses	(203,042)		(268,939)	(219,411)
Income (loss) from operations	85,911		(33,868)	(106,811)
Lending and Other Businesses | Other service fees
Revenues:
Revenues	295,772
Lending and Other Businesses | Others
Revenues:
Revenues	295,772		240,091	113,971
Lending and Other Businesses | Others | Other service fees
Revenues:
Revenues	¥ 295,772		¥ 240,091	¥ 113,971